Organization and Business Description (Details)	12 Months Ended
Dec. 31, 2019
Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Date of incorporation/acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”) [Member]
Date of incorporation/acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Jilin Lingang Trade Co., Ltd. (“Lingang”) [Member]
Date of incorporation/acquisition	Nov. 27, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
NiSun Family Office (Guangzhou) Co., Ltd. (“Guangzhou”) [Member]
Date of incorporation/acquisition	Oct. 29, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Hangzhou Fengtai Technology Co., Ltd. (“Fengtai”) [Member]
Date of incorporation/acquisition	Dec. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	92.00%
Dunhua Midtown Asset Management Registration Center Co., Ltd. (“Midtown”) [Member]
Date of incorporation/acquisition	Dec. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Hong Kong Xibolun Technology Limited (“HK Xibolun”) [Member]
Date of incorporation/acquisition	Jun. 14, 2011
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd.(“NiSun BVI”) [Member]
Date of incorporation/acquisition	Jul. 12, 2019
Place of incorporation	BVI
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | NiSun International Enterprise Management Group (Hong Kong) Co., Limited (NiSun HK) [Member]
Date of incorporation/acquisition	Jul. 12, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”) [Member]
Date of incorporation/acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Shandong Taiding International Investment Co., Ltd. (“Taiding”) [Member]
Date of incorporation/acquisition	Nov. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	80.00%
Subsidiaries [Member] | Zhejiang Xibolun Automation Project Technology Co., Ltd. (“Xibolun Automation”) [Member]
Date of incorporation/acquisition	Sep. 24, 2012
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Subsidiaries [Member] | Wenzhou Xibolun Fluid Equipment Co., Limited (“Xibolun Equipment”) [Member]
Date of incorporation/acquisition	Jan. 25, 2005
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Beijing Hengtai Puhui Information Services Co., Ltd (“Hengpu”) [Member]
Date of incorporation/acquisition	Dec. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%